Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	21. Commitments and contingencies Debt commitments are disclosed above in Note 8. Finance lease commitments are disclosed above in Note 9.